NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NON-CONTROLLING INTERESTS
Net income attributable to Daqo New Energy Corp. shareholders	$ 1,819,801	$ 748,924	$ 129,195
Transfers from the non-controlling interests:
Increase in the Company's paid-in capital from sale of non-controlling interest			3,658
Decrease in the Company's paid-in capital from acquisition of non-controlling interest	(386)
Increase in the Company's paid-in capital from subsidiary's offering of its equity interests to third parties	878,768	594,301
Net transfers from non-controlling interests	878,382	594,301	3,658
Change from net income attributable to Daqo New Energy Corp. shareholders and transfers from non-controlling interests	$ 2,698,183	$ 1,343,225	$ 132,853